Warrants - Common Stock Warrants Activity (Detail) (Common Stock Warrants, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 25, 2013
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants, Beginning Balance	274,420	174,420
Warrants granted	5,331,520	100,000
Warrants Exercised	(158,000)
Warrants Expired	0	0
Warrants, Ending Balance	5,447,940	274,420	174,420
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 8.00	$ 10.00		$ 2.00
Weighted Average Exercise Price,Granted	$ 3.91	$ 2.00
Weighted Average Exercise Price, Exercised	$ 0.20
Weighted Average Exercise Price, Expired	$ 0	$ 0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 4.17	$ 8.00	$ 10.00	$ 2.00
Warrants Weighted Average Remainder Contractual Terms Granted	5 years 6 months	7 years
Weighted Average Remainder Contractual Term in Years, Exercised	6 years 7 months 6 days
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding	4 years 10 months 24 days	4 years 2 months 12 days	3 years 9 months 18 days